Real Estate and Accumulated Depreciation (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investment in real estate:
Balance at beginning of year	$ 8,992,495	$ 6,336,291	$ 5,979,575
Additions:
Acquisitions	4,525,737	1,707,421	67,673
Improvements	426,000	398,510	590,394
Conversions from loans receivable	0	10,070	0
Assumed other items, net	210,411	208,314	0
Assumed debt	961,928	559,508	0
Purchase price adjustments	0	0	665
Real Estate Reclassification of lease commissions	0	0	0
Total additions	6,124,076	2,883,823	658,732
Deductions:
Cost of real estate sold	(250,047)	(216,300)	(260,956)
Reclassification of accumulated depreciation and amortization for assets held for sale	(10,011)	(10,372)	(15,837)
Impairment of assets	(12,194)	(947)	(25,223)
Total deductions	(272,252)	(227,619)	(302,016)
Balance at end of year	14,844,319	8,992,495	6,336,291
Accumulated depreciation:
Balance at beginning of year	836,966	677,851	600,781
Additions:
Depreciation and amortization expenses	423,605	202,543	164,923
Amortization of above market leases	6,409	2,524	2,061
Reclassification of lease commissions	0	0	0
Total additions	430,014	205,067	166,984
Deductions:
Sale of properties	(63,995)	(31,919)	(74,244)
Reclassification of accumulated depreciation and amortization for assets held for sale	(8,509)	(14,033)	(15,670)
Total deductions	(72,504)	(45,952)	(89,914)
Balance at end of year	1,194,476	836,966	677,851
Reconciliation of real property (Textual) [Abstract]
Aggregate cost for tax purposes for real property	$ 13,604,448	$ 8,802,656	$ 6,378,056